Commitments and Contingencies - Schedule of Future Minimum Lease Payments (Details) ¥ in Thousands	Dec. 31, 2024 CNY (¥)
Schedule of Future Minimum Lease Payments [Abstract]
Within 1 year	¥ 341
1 to 2 years	30
Total	¥ 371